Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of Operating Segments Explanatory

	December 31, 2024	December 31, 2023	December 31, 2022
Net Revenue
Brazil	1,503,038	936,213	534,113
Latin America (Other than Brazil)	181,703	188,968	186,156
Europe	202,973	150,228	175,091
North America	1,360,728	1,314,551	789,536
Total	3,248,442	2,589,960	1,684,896

Disclosure of Segment PPE and Goodwill Explanatory

	December 31, 2024	December 31, 2023	December 31, 2022
Non-current assets
Brazil	1,222,368	927,490	629,055
Latin America (Other than Brazil)	90,676	75,238	45,073
Europe	137,896	108,155	111,350
North America	2,118,139	1,661,253	1,411,377
Total	3,569,079	2,772,136	2,196,855